Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)	$ 55,945	$ 55,229
Actual (Ratio)	15.60%	16.10%
Minimum For Capital Requirement (Amount)	$ 28,708	$ 27,469
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 35,885
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%
Actual (Amount)	$ 43,527	$ 41,957
Actual (Ratio)	12.10%	12.20%
Minimum For Capital Requirement (Amount)	$ 21,531	$ 13,735
Minimum For Capital Requirement (Ratio)	6.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 28,708
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%
Actual (Amount)	$ 32,931
Actual (Ratio)	9.20%
Minimum For Capital Requirement (Amount)	$ 16,148
Minimum For Capital Requirement (Ratio)	5.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 23,325
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%
Actual (Amount)	$ 43,527	$ 41,957
Actual (Ratio)	8.20%	8.10%
Minimum For Capital Requirement (Amount)	$ 21,225	$ 20,765
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 26,531
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (Amount)	$ 56,221	$ 54,933
Actual (Ratio)	15.80%	16.10%
Minimum For Capital Requirement (Amount)	$ 28,549	$ 27,362
Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 35,686	$ 34,202
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Actual (Amount)	$ 53,337	$ 51,195
Actual (Ratio)	15.00%	15.00%
Minimum For Capital Requirement (Amount)	$ 21,412	$ 13,681
Minimum For Capital Requirement (Ratio)	6.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 28,549	$ 20,521
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	6.00%
Actual (Amount)	$ 42,741
Actual (Ratio)	12.00%
Minimum For Capital Requirement (Amount)	$ 17,843
Minimum For Capital Requirement (Ratio)	5.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 23,196
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%
Actual (Amount)	$ 53,337	$ 51,195
Actual (Ratio)	10.10%	9.90%
Minimum For Capital Requirement (Amount)	$ 21,156	$ 20,716
Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 26,445	$ 25,895
Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%